Taxes (Details 3) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 775,847	$ 1,463,890
Income taxes payable	4,633,460	3,346,842
Other taxes payable	14,648	52,845
Totals	$ 5,423,955	$ 4,863,577